Other assets and liabilities	12 Months Ended
Mar. 31, 2023
Statement [Line Items]
Other assets and liabilities
12. Other assets and liabilities
The following table sets forth the details of other assets and liabilities at March 31, 2022 and 2023:

	2022	2023

	(in millions of yen)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions	3,049,874	4,469,286
Other	557,842	468,344
Collateral pledged:
Collateral pledged for derivative transactions	1,549,483	988,881
Margins provided for futures contracts	466,531	183,747
Other	1,006,849	890,350
Prepaid pension cost	762,147	768,998
Right-of-use assets	570,171	549,668
Security deposits	91,766	83,343
Loans held for sale	156,639	228,995
Other (1)	775,940	1,069,348

Total	8,987,242	9,700,960

Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions	1,406,965	1,799,116
Other	494,538	527,493
Guaranteed trust principal (2)	810,776	817,448
Lease liabilities	593,339	571,087
Collateral accepted:
Collateral accepted for derivative transactions	1,075,591	1,008,083
Margins accepted for futures contracts	327,883	81,925
Unearned income	113,181	112,077
Other	1,437,949	1,399,466

Total	6,260,222	6,316,695

Notes:
(1)	As of March 31, 2023, the MHFG Group included premises and equipment classified as held for sale in Other.
(2)
Guaranteed trust principal, included in All other liabilities in the disclosure about consolidated VIEs in the accompanying balance sheets, is a liability of certain consolidated trust arrangements that meet the definition of a VIE for which the MHFG Group provides guarantees for the repayment of principal. See Note 23 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trusts.